EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net income	$ 82,700	500,640	470,106	386,508
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)	58,551,925	58,551,925	57,510,591	56,754,240
Effect of dilutive share options (in shares)	1,517,272	1,517,272	1,864,532	2,313,184
Denominator for diluted earnings per share (in shares)	60,069,197	60,069,197	59,375,123	59,067,424
Basic earnings per share (in CNY per share)	$ 1.41	8.55	8.17	6.81
Diluted earnings per share (in CNY per share)	$ 1.38	8.33	7.92	6.54
Excluded outstanding share options (in shares)	2,707,713	2,707,713	2,520,002	1,294,660